Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Components Of Postretirement Benefit Expense [Table Text Block]
Net periodic pension expense for qualified and nonqualified U.S. and non-U.S. defined benefit plans comprised the following:

	2016		2015		2014
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$158	$4	$161	$6	$145	$5
Interest cost	580	9	597	10	600	13
Expected return on plan assets	(815)	(10)	(783)	(11)	(762)	(14)
Actuarial loss / (gain)	400	1	428	1	374	—
Amortization of prior service cost	41	—	43	—	30	—
Curtailment loss / (gain)	—	—	—	—	—	(4)
Settlement loss	445	—	15	—	—	—
Net periodic pension expense (a)	$809	$4	$461	$6	$387	$—

(a) Excludes $1 million in curtailments in 2014 related to the pension freeze remeasurement that were recorded in restructuring and other charges.

Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components Of Postretirement Benefit Expense [Table Text Block]
components of postretirement benefit expense in 2016, 2015 and 2014 were as follows:

In millions	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$1	$—	$1	$1	$1	$1
Interest cost	11	3	11	5	14	6
Actuarial loss	5	2	6	1	5	1
Amortization of prior service credits	(4)	(4)	(10)	(2)	(13)	(1)
Net postretirement (benefit) expense	$13	$1	$8	$5	$7	$7

Discount Rates Used To Determine Net Cost [Table Text Block]
The weighted average assumptions used to determine the benefit obligation at December 31, 2016 and 2015 were as follows:

	2016		2015
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Discount rate	4.00%	10.53%	4.20%	12.23%
Health care cost trend rate assumed for next year	6.50%	10.90%	7.00%	11.41%
Rate that the cost trend rate gradually declines to	5.00%	5.81%	5.00%	5.94%
Year that the rate reaches the rate it is assumed to remain	2022	2027	2022	2026

Changes In Postretirement Benefit Obligation, Plan Assets, Funded Status And Amounts Recognized In Balance Sheet And Accumulated Other Comprehensive (Loss) Income [Table Text Block]
The plans are only funded in an amount equal to benefits paid. The following table presents the changes in benefit obligation and plan assets for 2016 and 2015:

In millions	2016		2015
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Change in projected benefit obligation:
Benefit obligation, January 1	$275	$45	$306	$59
Service cost	1	—	1	1
Interest cost	11	3	11	5
Participants’ contributions	5	—	12	—
Actuarial (gain) loss	31	5	—	(1)
Plan amendments	—	(35)	—	1
Benefits paid	(44)	(1)	(57)	(1)
Less: Federal subsidy	1	—	2	—
Currency Impact	—	6	—	(19)
Benefit obligation, December 31	$280	$23	$275	$45
Change in plan assets:
Fair value of plan assets, January 1	$—	$—	$—	$—
Company contributions	39	1	45	1
Participants’ contributions	5	—	12	—
Benefits paid	(44)	(1)	(57)	(1)
Fair value of plan assets, December 31	$—	$—	$—	$—
Funded status, December 31	$(280)	$(23)	$(275)	$(45)
Amounts recognized in the consolidated balance sheet under ASC 715:
Current liability	$(29)	$(2)	$(29)	$(2)
Non-current liability	(251)	(21)	(246)	(43)
	$(280)	$(23)	$(275)	$(45)
Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Net actuarial loss (gain)	$68	$21	$42	$15
Prior service credit	(8)	(34)	(12)	(2)
	$60	$(13)	$30	$13

Postretirement Benefit Adjustments Recognized In Other Comprehensive (Loss) Income [Table Text Block]
The components of the $30 million and ($26) million increase and decrease in the amounts recognized in OCI during 2016 for U.S. and non-U.S. plans, respectively, consisted of:

In millions	U.S. Plans	Non- U.S. Plans
Current year actuarial loss	$31	$5
Amortization of actuarial (loss) gain	(5)	(2)
Current year prior service cost	—	(34)
Amortization of prior service credit	4	4
Currency impact	—	1
	$30	$(26)

Estimated Total Future Postretirement Benefit Payments, Net Of Participant Contributions And Estimated Future Medicare Part D Subsidy Receipts [Table Text Block]
At December 31, 2016, estimated total future postretirement benefit payments, net of participant contributions and estimated future Medicare Part D subsidy receipts, were as follows:

In millions	Benefit Payments	Subsidy Receipts	Benefit Payments
	U.S. Plans	U.S. Plans	Non- U.S. Plans
2017	$31	$2	$2
2018	29	1	2
2019	27	1	1
2020	26	1	1
2021	24	1	—
2022 – 2026	99	6	3

Net Cost [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rates Used To Determine Net Cost [Table Text Block]
The discount rates used to determine net U.S. and non-U.S. postretirement benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Discount rate	4.20%	12.23%	3.90%	11.52%	4.50%	11.94%